Investments in Marketable Securities (Tables)	3 Months Ended
Mar. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Schedule of available-for-sale securities
The Company’s marketable securities consisted of the following as of December 31, 2012 and March 31, 2013:

	As of December 31, 2012	As of March 31, 2013
	(in thousands)
Corporate debt securities	$30,181	$31,412
Government and agency securities	5,314	5,188
Commercial paper	9,293	8,291
Certificates of deposit	1,552	—
Municipal bonds	511	1,062
Total marketable securities	46,851	45,953
Less: classified as current	(42,073)	(41,845)
Total long-term marketable securities	$4,778	$4,108

Schedule of gross unrealized gains and losses on marketable securities designated as available-for-sale
The following tables summarize gross unrealized gains and losses as of December 31, 2012 and March 31, 2013 on the Company’s marketable securities designated as available-for-sale:

	As of December 31, 2012
	Amortized Cost	Gross Unrealized Losses	Gross Unrealized Gains	Estimated Fair Value
	(in thousands)
Corporate debt securities	$30,173	$—	$8	$30,181
Government and agency securities	5,311	—	3	5,314
Commercial paper	9,292	—	1	9,293
Certificates of deposit	1,552	—	—	1,552
Municipal bonds	511	—	—	511
	$46,839	$—	$12	$46,851

	As of March 31, 2013
	Amortized Cost	Gross Unrealized Losses	Gross Unrealized Gains	Estimated Fair Value
	(in thousands)
Corporate debt securities	$31,401	$(4)	$15	$31,412
Government and agency securities	5,187	—	1	5,188
Commercial paper	8,291	—	—	8,291
Municipal bonds	1,061	—	1	1,062
	$45,940	$(4)	$17	$45,953